Segment Reporting (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Segment Reporting Information [Line Items]
Number of Operating Segments	4
Revenues	$ 886,495	$ 287,497	$ 174,729
Expenses	785,943	280,085	170,987
Income before taxes	100,552	7,412	3,742
Assets	111,127	16,211
Wholesale Broker Dealer [Member]
Segment Reporting Information [Line Items]
Revenues	802,965	286,572	174,729
Expenses	757,792	280,085	170,987
Income before taxes	45,173	6,487	3,742
Assets	32,058	15,286
Transaction Managment [Member]
Segment Reporting Information [Line Items]
Revenues	24,367
Expenses	14,517
Income before taxes	9,850
Assets	20,211
Investment Banking [Member]
Segment Reporting Information [Line Items]
Revenues	47,884	925
Expenses	5,107
Income before taxes	42,777	925
Assets	46,529	925
Transfer Agent [Member]
Segment Reporting Information [Line Items]
Revenues	12,558
Expenses	9,588
Income before taxes	2,970
Assets	8,618
Operating Segments [Member]
Segment Reporting Information [Line Items]
Revenues	887,774	287,497	174,729
Income before taxes	100,770	7,412	3,742
Assets	107,416	16,211
Intersegment Eliminations [Member]
Segment Reporting Information [Line Items]
Revenues	(1,279)
Segment Reconciling Items [Member]
Segment Reporting Information [Line Items]
Income before taxes	(218)
Other assets	$ 3,711